Cash flow information (Tables)	12 Months Ended
Jun. 30, 2026
Cash flow information
Schedule of cash generated from operations

		2026	2025	2024
	Note	£’000	£’000	£’000
Loss before income tax		(46,985)	(39,664)	(130,724)
Adjustments for:
Depreciation	13, 14, 15	20,631	17,002	16,526
Amortization	16	211,813	196,373	190,123
Profit on disposal of intangible assets	8	(46,881)	(48,742)	(37,422)
Net finance costs	9	69,620	21,234	61,371
Non-cash employee benefit expense - equity-settled share-based payments	28	243	658	875
Foreign exchange losses on operating activities		3,638	3,594	2,041
Reclassified from hedging reserve		(159)	(1,322)	—
Changes in working capital:
Inventories		832	(9,510)	(378)
Prepayments		509	113	(1,726)
Contract assets – accrued revenue		(7,635)	20,250	3,554
Trade receivables(1)		25,278	(86,244)	2,358
Other receivables		12,577	(10,959)	7,193
Contract liabilities – deferred revenue		2,088	7,430	27,692
Trade and other payables(1)		(26,403)	28,995	(18,904)
Provisions		(2,982)	8,290	(5,118)
Cash generated from operations		216,184	107,498	117,461
(1)	These amounts exclude non-cash movements and movements in respect of items reported elsewhere in the consolidated statement of cash flows, primarily in investing activities (where the timing of acquisitions and disposals and related cash flows can differ), resulting in:
●	a decrease in changes to trade receivables of £19,672,000 (2025: increase of £25,974,000; 2024: increase of £13,817,000); and
●	a decrease in changes to trade and other payables of £64,226,000 (2025: increase of £110,686,000; 2024: increase of £46,215,000).

Schedule of reconciliation of the movement in the Group's net debt

	Non-current	Current	Cash and cash
	borrowings	borrowings	equivalents	Total
	£’000	£’000	£’000	£’000
Net debt at 1 July 2024	511,047	35,574	(73,549)	473,072
Net cash flows	—	93,921	(7,609)	86,312
Other changes	(39,192)	35,624	(4,947)	(8,515)
Net debt at 30 June 2025	471,855	165,119	(86,105)	550,869
Net cash flows	89,477	(88,385)	15,551	16,643
Other changes	16,222	34,666	3,308	54,196
Net debt at 30 June 2026	577,554	111,400	(67,246)	621,708